EQUITY (Details Narrative)		3 Months Ended			6 Months Ended			9 Months Ended					12 Months Ended
	Nov. 04, 2021	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized, Unlimited [Fixed List]			Unlimited		Unlimited	Unlimited		Unlimited	Unlimited	Unlimited		Unlimited		Unlimited	Unlimited	Unlimited
Common stock, par value | $ / shares		$ 0	$ 0		$ 0			$ 0		$ 0		$ 0		$ 0		$ 0
Common stock, shares issued | shares			1,932,604		1,932,604					1,103,010		667,073		1,103,010		667,073
Common stock, shares outstanding | shares		1,932,604	1,932,604		1,932,604			1,932,604		1,103,010		667,073		1,103,010		667,073
Number of shares issued				$ 34,850			$ 20,108				$ 54,958
Number of shares issued in acquisition														$ 2,468,750
Percentage issued and outstanding for common stock		10.00%	10.00%		10.00%			10.00%		10.00%				10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term					10 years	10 years		10 years	10 years					10 years	10 years
Aggregate intrinsic value of options outstanding and exercisable
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares		92,917	92,917		92,917			92,917		37,917				37,917
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit | $ / shares					$ 2.40			$ 2.40						$ 2.36
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit | $ / shares					$ 24			$ 23.40						$ 23.55
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term					8 years 1 month 17 days	8 years 1 month 17 days		7 years 10 months 17 days	7 years 10 months 17 days					6 years 7 months 6 days	6 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 11.40			$ 11.40								$ 1.69
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares					55,000	55,000		55,000	55,000					0	0	5,000
Share-Based Payment Arrangement, Expense					$ 604,676		$ 1,915	$ 604,861			$ 2,401			$ 2,870		$ 4,175
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number | shares		1,097,096	1,097,096		1,097,096			1,097,096		208,333		80,087		208,333		80,087
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageGrantDateFairValue-0]										942.00%				942.00%
Warrants and Rights Outstanding		$ 1,097,096	$ 1,097,096		$ 1,097,096			$ 1,097,096
Stock Issued During Period, Value, New Issues		(18,302)	(1,026,093)		$ (1,040,401)			$ (1,058,703)						$ 54,958
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.50%	1.50%		1.50%	1.50%							0.78%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					10 years	10 years		10 years	10 years							10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					96.56%	96.56%		96.56%	96.56%							120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Payment of Financing and Stock Issuance Costs					$ 8,671
Cash		$ 5,366,789	$ 6,727,758		6,727,758			$ 5,366,789		$ 25,806		$ 5,517		$ 25,806		$ 5,517
Warrant liability					202,009								$ 202,009
Gain on fair value adjustment													$ 152,869
Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other Expenses					$ 131,560			$ 131,560
Class of Warrant or Right, Outstanding | shares		78,548	78,548		78,548			78,548
Cash		$ 754,058	$ 754,058		$ 754,058			$ 754,058
Adjustment of Warrants Granted for Services					$ 858,429			$ 858,429
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.98%				2.27%	2.27%		3.10%	3.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years				1 year 6 months	1 year 6 months		1 year 3 months	1 year 3 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	153.02%				143.52%	143.52%		137.67%	137.67%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%				0.00%	0.00%		0.00%	0.00%
Gain on fair value adjustment					$ 80,031
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares					44,117	44,117		44,117	44,117					44,117	44,117
Share price | (per share)		$ 12.96	$ 12.96		$ 12.96			$ 12.96		$ 13.20				$ 13.20			$ 16.20	$ 16.20	$ 16.20
Proceeds from Issuance of Common Stock					$ 571,760	$ 714,700		$ 571,760	$ 714,700					$ 571,760	$ 714,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)		$ 25.80	$ 25.80		$ 25.80			$ 25.80		$ 25.80				$ 25.80			$ 32.40	$ 32.40	$ 32.40
Proceeds from Issuance of Warrants					$ 202,009			$ 202,009						$ 137,946
Warrants and Rights Outstanding		$ 34,733	$ 34,733		$ 34,733			$ 34,733		$ 24,543				$ 24,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.98%	0.98%		0.98%	0.98%					0.98%	0.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					2 years	2 years		2 years	2 years					2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					153.02%	153.02%		153.02%	153.02%					153.02%	153.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%		0.00%	0.00%					0.00%	0.00%
Other Expenses					$ 800			$ 800						$ 800
Non-Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares					2,680	2,680		2,680	2,680
Stock Issued During Period, Value, New Issues					$ 24,543			$ 24,543
Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares					785,477	785,477		785,477	785,477					785,477	785,477
Share price | $ / shares		$ 9.60	$ 9.60		$ 9.60			$ 9.60		$ 9.60				$ 9.60
Proceeds from Issuance of Common Stock								$ 7,540,580						$ 7,540,580
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 12.60						$ 12.60		$ 12.60				$ 12.60
Proceeds from Issuance of Warrants					$ 607,170			$ 607,170						$ 607,170
Warrants and Rights Outstanding										$ 858,429				$ 858,429
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.45%	2.45%		2.45%	2.45%					2.45%	2.45%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					5 years	5 years		5 years	5 years					5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					134.66%	134.66%		134.66%	134.66%					134.66%	134.66%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%		0.00%	0.00%					0.00%	0.00%
Other Expenses					$ 140,475			$ 158,777						$ 140,475
Class of Warrant or Right, Outstanding | shares			7,540,580		7,540,580
Warrants and Rights Outstanding, Term		5 years	5 years		5 years			5 years		5 years				5 years
Brokered Private Placement [Member] | Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other Expenses														$ 131,560
Class of Warrant or Right, Outstanding | shares										78,548				78,548
Cash										$ 754,058				$ 754,058
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued with private placement | shares		22,059	22,059		22,059			22,059
Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, shares | shares														19,271	19,271
Number of shares issued														$ 54,958
Property Acquisition Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in acquisition, shares | shares														416,666	416,666
Number of shares issued in acquisition														$ 2,468,750
Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued | shares										1,103,010		667,073		1,103,010		667,073
Common stock, shares outstanding | shares										1,103,010		667,073		1,103,010		667,073
Cash												$ 5,517				$ 5,517
Restatement Revised [Member]
Subsidiary, Sale of Stock [Line Items]
Cash		$ 5,366,789	$ 6,727,758		$ 6,727,758			$ 5,366,789		$ 25,806		$ 5,517		$ 25,806		$ 5,517
Restatement Revised [Member] | Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, shares | shares														19,271	19,271
Number of shares issued														$ 54,958
Restatement Revised [Member] | Property Acquisition Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in acquisition, shares | shares														416,666	416,666
Number of shares issued in acquisition														$ 2,468,750